Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	June 30, 2021	December 31, 2020
	(unaudited)
Property	$2,768,607	$1,828,092
Office equipment	453,759	449,246
Vehicle	35,530	34,351
Less: accumulated depreciation	(446,565)	(313,928)
	$2,811,331	$1,997,761

As of June 30, 2021, the balance of property was comprised of office campus and facilities in Beijing of $1,849,611 and in Japan of $918,996. As of December 31, 2020, the balance of property was comprised of office campus and facilities in Beijing of $1,828,092.

Depreciation expenses totaled $128,716 and $71,314 for the six months ended June 30, 2021 and 2020, respectively.